Notes to the Balance Sheet - Summary of Investments in Associates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Beginning balance	€ 5,352,451	€ 9,497,000
Consolidated Net Profit / (Loss)	(189,734,199)	(151,058,190)	€ (514,460,016)
Sale of shares of investment in associates	(340,000)	0
Ending balance	2,417,968	5,352,451	€ 9,497,000
Associates
Disclosure of associates [line items]
Consolidated Net Profit / (Loss)	(8,175,000)	(4,305,000)
Anti-Dilution Asset	€ 5,581,000	€ 160,000